Auditors Remuneration - Schedule Auditors Remuneration Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Auditor's remuneration [abstract]
An audit or review of the financial report of the Company and any other entity in the Group	$ 256,462	$ 182,440	$ 120,366
Other services in relation to the entity and any other entity in the Group – Taxation services	65,318	46,811	62,635
Total auditor's remuneration	$ 321,780	$ 229,251	$ 183,001